Related party transactions - Board (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transactions
Gross annual fee	€ 2,138,000	€ 2,050,902	€ 1,450,000
Annual compensation paid in shares (as a percent)	40.00%
Annual compensation paid in cash (as a percent)	60.00%
Receivables	€ 41,000,000	13,000,000
Risto Siilasmaa
Related party transactions
Gross annual fee	€ 440,000	€ 440,000	€ 440,000
Shares received as compensation (in shares)	30,497	35,001	29,339
Olivier Piou
Related party transactions
Gross annual fee	€ 199,000	€ 255,082
Board fee	185,000
Meeting fees	€ 14,000
Shares received as compensation (in shares)	12,823	19,892
Vivek Badrinath
Related party transactions
Gross annual fee		€ 175,000	€ 140,000
Shares received as compensation (in shares)		13,921	9,333
Bruce Brown
Related party transactions
Gross annual fee	€ 209,000	€ 190,000	€ 155,000
Board fee	160,000
Personnel Committee fee	30,000
Meeting fees	€ 19,000
Shares received as compensation (in shares)	13,169	15,114	10,333
Jeanette Horan
Related party transactions
Gross annual fee	€ 175,000
Board fee	160,000
Audit Committee fee	€ 15,000
Shares received as compensation (in shares)	12,129
Elisabeth Doherty
Related party transactions
Gross annual fee			€ 140,000
Shares received as compensation (in shares)			9,333
Louis R Hughes
Related party transactions
Gross annual fee	€ 194,000	€ 240,410
Board fee	160,000
Audit Committee fee	15,000
Meeting fees	€ 19,000
Shares received as compensation (in shares)	12,129	18,752
Simon Jiang
Related party transactions
Gross annual fee			€ 130,000
Shares received as compensation (in shares)			8,666
Jouko Karvinen
Related party transactions
Gross annual fee			€ 175,000
Shares received as compensation (in shares)			11,667
Edward Kozel
Related party transactions
Gross annual fee	€ 175,000
Board fee	160,000
Audit Committee fee	€ 15,000
Shares received as compensation (in shares)	12,129
Jean C Monty
Related party transactions
Gross annual fee	€ 174,000	€ 225,410
Board fee	160,000
Meeting fees	€ 14,000
Shares received as compensation (in shares)	11,090	17,558
Elizabeth Nelson
Related party transactions
Gross annual fee	€ 207,000	€ 190,000	€ 140,000
Board fee	160,000
Audit Committee fee	30,000
Meeting fees	€ 17,000
Shares received as compensation (in shares)	13,169	15,114	9,333
Carla Smits-Nusteling
Related party transactions
Gross annual fee	€ 195,000	€ 175,000
Board fee	160,000
Audit Committee fee	15,000
Meeting fees	€ 20,000
Shares received as compensation (in shares)	12,129	13,921
Kari Stadigh
Related party transactions
Gross annual fee	€ 170,000	€ 160,000	€ 130,000
Board fee	160,000
Meeting fees	€ 10,000
Shares received as compensation (in shares)	11,090	12,727	8,666
Key management personnel
Related party transactions
Receivables	€ 0	€ 0	€ 0
Rajeev Suri
Related party transactions
Employee notification period	6 months
Group's notification period	18 months
Compensation period to determine severance	18 months
Period after change in control	18 months